Income Taxes - Summary of Temporary Differences Giving Rise to Deferred Income Tax Liabilities (Assets) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax, asset	$ (8,012)	$ (5,981)		$ (408)
Deferred tax, liability	1,714	1,205		$ 87
Deferred income tax related to consolidated statement of financial position	(6,298)	(4,776)	$ (2,975)		$ (1,871)
Deferred income tax related to consolidated statement of income	(1,763)	(4,646)	(1,509)
Allowance for doubtful accounts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(119)	(148)
Deferred income tax related to consolidated statement of income	16	(8)	2
Inventory [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(4)	(14)
Deferred income tax related to consolidated statement of income	10	(163)	(15)
Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	17	13
Deferred income tax related to consolidated statement of income	5	(71)	7
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(244)	1,599
Deferred income tax related to consolidated statement of income	(2,071)	1,439	(96)
Other assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(569)	(403)
Deferred income tax related to consolidated statement of income	(166)	167	41
Finite useful lived intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	820	56
Deferred income tax related to consolidated statement of income	761	(289)	112
Indefinite lived intangible assets 1 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	2,143	1,458
Deferred income tax related to consolidated statement of income	743	5,280	(26)
Post employment and other long term employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(474)	(229)
Deferred income tax related to consolidated statement of income	(196)	(1)	115
Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	42	86
Deferred income tax related to consolidated statement of income	(44)	62	22
Contingencies [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(2,629)	(1,822)
Deferred income tax related to consolidated statement of income	(807)	(96)	(7)
Employee profit sharing payable [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(159)	(166)
Deferred income tax related to consolidated statement of income	6	(14)	(3)
Tax loss carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(8,088)	(8,101)
Deferred income tax related to consolidated statement of income	(13)	(1,834)	(2,230)
Tax credits to recover [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(2,308)	(1,150)
Deferred income tax related to consolidated statement of income	(705)	(1,150)
Accumulated other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(141)	84
Deferred income tax related to consolidated statement of income	(224)
Deductible tax goodwill of business acquisition [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position		160
Deferred income tax related to consolidated statement of income	(160)	(1,921)	1,378
Liabilities of amortization of goodwill of business acquisition [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	5,527	5,921
Deferred income tax related to consolidated statement of income	(394)	45	(32)
Other liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(112)	(2,120)
Deferred income tax related to consolidated statement of income	$ 1,476	$ (6,092)	$ (777)